Schedule of Investments (unaudited)
December 31, 2024
iShares® Global Infrastructure ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Argentina — 0.2%
Corp. America Airports SA(a)(b)	662,011	$12,353,125
Australia — 8.2%
Atlas Arteria Ltd.	24,198,189	70,991,663
Dalrymple Bay Infrastructure Ltd.(b)	5,776,736	12,871,842
Qube Holdings Ltd.	40,374,456	98,942,918
Transurban Group	26,769,818	221,252,788
		404,059,211
Brazil — 0.5%
Centrais Eletricas Brasileiras SA, ADR(b)	1,563,240	8,941,733
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	785,409	11,254,911
Ultrapar Participacoes SA, ADR	1,726,717	4,541,265
		24,737,909
Cameroon, United Republic of — 0.2%
Golar LNG Ltd.	247,654	10,480,717
Canada — 8.7%
Enbridge Inc.	5,185,818	220,102,791
Keyera Corp.	545,719	16,689,142
Pembina Pipeline Corp.	1,381,393	51,038,841
South Bow Corp.	493,391	11,642,717
TC Energy Corp.	2,470,911	115,152,755
Westshore Terminals Investment Corp.	737,838	11,564,569
		426,190,815
China — 4.9%
Anhui Expressway Co. Ltd., Class H	9,030,000	12,431,482
Beijing Capital International Airport Co. Ltd., Class H(a)	42,832,000	15,359,618
CGN Power Co. Ltd., Class H(c)	19,163,000	7,000,983
China Gas Holdings Ltd.	4,557,600	3,951,344
China Longyuan Power Group Corp. Ltd., Class H	5,686,000	4,690,651
China Merchants Port Holdings Co. Ltd.	26,830,000	47,717,431
China Resources Gas Group Ltd.(b)	1,540,500	6,099,203
China Resources Power Holdings Co. Ltd.	2,984,000	7,224,621
COSCO Shipping Ports Ltd.	28,512,000	16,790,191
Huaneng Power International Inc., Class H	6,960,000	3,822,228
Jiangsu Expressway Co. Ltd., Class H	27,830,000	30,744,452
Kunlun Energy Co. Ltd.	6,234,000	6,718,296
Shenzhen Expressway Corp. Ltd., Class H	13,956,000	13,118,617
Shenzhen International Holdings Ltd.	30,820,000	28,769,804
Yuexiu Transport Infrastructure Ltd.(b)	19,058,000	9,429,824
Zhejiang Expressway Co. Ltd., Class H	36,998,000	26,519,163
		240,387,908
Denmark — 0.2%
Svitzer Group A/S, NVS(a)(b)	323,779	10,112,369
France — 5.4%
Aeroports de Paris SA	881,798	102,099,850
Engie SA	3,007,365	47,694,998
Getlink SE	7,162,725	114,214,633
		264,009,481
Germany — 1.8%
E.ON SE	3,850,502	44,850,833
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	718,255	43,690,250
		88,541,083
Italy — 2.4%
Enav SpA(c)	5,817,141	24,559,392
Security	Shares	Value
Italy (continued)
Enel SpA	13,251,728	$94,566,594
		119,125,986
Japan — 1.5%
Iwatani Corp.	502,700	5,685,304
Japan Airport Terminal Co. Ltd.	2,125,000	66,998,848
		72,684,152
Mexico — 6.5%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	787,278	54,038,762
Grupo Aeroportuario del Pacifico SAB de CV, ADR	932,191	163,124,103
Grupo Aeroportuario del Sureste SAB de CV, ADR	398,738	102,726,871
		319,889,736
New Zealand — 3.4%
Auckland International Airport Ltd.	33,988,390	165,443,596
Norway — 0.1%
Frontline PLC, NVS(b)	339,119	4,661,326
Singapore — 1.7%
Hutchison Port Holdings Trust, Class U	113,446,300	18,605,193
SATS Ltd.(b)	20,493,418	54,625,550
SIA Engineering Co. Ltd.(b)	5,669,600	9,838,260
		83,069,003
Spain — 7.5%
Aena SME SA(c)	1,126,397	229,894,964
Iberdrola SA	9,933,266	136,882,566
		366,777,530
Switzerland — 2.1%
Flughafen Zurich AG, Registered	434,901	104,402,072
United Kingdom — 2.0%
National Grid PLC	8,379,963	99,556,062
United States — 42.1%
American Electric Power Co. Inc.	912,625	84,171,404
Antero Midstream Corp.	802,288	12,106,526
Cheniere Energy Inc.	538,875	115,788,071
Consolidated Edison Inc.	593,162	52,927,845
Constellation Energy Corp.	536,271	119,969,185
Dominion Energy Inc.	1,438,865	77,497,269
DT Midstream Inc.(a)	231,271	22,995,275
Duke Energy Corp.	1,324,097	142,658,211
Edison International	662,334	52,880,747
Exelon Corp.	1,715,115	64,556,929
Kinder Morgan Inc.	4,598,751	126,005,777
NextEra Energy Inc.	3,008,668	215,691,409
ONEOK Inc.	1,391,048	139,661,219
PG&E Corp.	3,666,053	73,980,950
Public Service Enterprise Group Inc.	854,424	72,190,284
Sempra Energy	1,085,915	95,256,464
Southern Co. (The)	1,875,360	154,379,635
Targa Resources Corp.	521,753	93,132,910
Vistra Corp.	589,213	81,234,796
WEC Energy Group Inc.	542,077	50,976,921
Williams Companies Inc. (The)	2,903,030	157,111,984
Xcel Energy Inc.	956,204	64,562,894
		2,069,736,705
Total Common Stocks — 99.4% (Cost: $4,435,224,235)		4,886,218,786

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Infrastructure ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Brazil — 0.1%
Cia Energetica de Minas Gerais, Preference Shares, ADR	3,267,710	$5,783,847
Total Preferred Stocks — 0.1% (Cost: $5,122,836)		5,783,847
Total Long-Term Investments — 99.5% (Cost: $4,440,347,071)		4,892,002,633
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(d)(e)(f)	34,459,864	34,477,094
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(d)(e)	7,510,000	7,510,000
Total Short-Term Securities — 0.9% (Cost: $41,986,901)		41,987,094
Total Investments — 100.4% (Cost: $4,482,333,972)		4,933,989,727
Liabilities in Excess of Other Assets — (0.4)%		(19,240,872)
Net Assets — 100.0%		$4,914,748,855

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,341,005	$25,138,020 (a)	$—	$(1,713)	$(218)	$34,477,094	34,459,864	$232,532 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,020,000	3,490,000 (a)	—	—	—	7,510,000	7,510,000	175,904	—
				$(1,713)	$(218)	$41,987,094		$408,436	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	43	01/17/25	$5,159	$(66,954)
S&P/TSE 60 Index	36	03/20/25	7,439	(124,494)
SPI 200 Index	55	03/20/25	6,922	(111,802)
Dow Jones U.S. Real Estate Index	128	03/21/25	4,591	(136,389)
				$(439,639)

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Infrastructure ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,125,923,097	$1,760,295,689	$—	$4,886,218,786
Preferred Stocks	5,783,847	—	—	5,783,847
Short-Term Securities
Money Market Funds	41,987,094	—	—	41,987,094
	$3,173,694,038	$1,760,295,689	$—	$4,933,989,727
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(260,883)	$(178,756)	$—	$(439,639)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares